Capital Risk Management	12 Months Ended
Dec. 31, 2020
Capital Risk Management
Capital Risk Management

16. Capital Risk Management

The Partnership’s objectives when managing capital are to safeguard the Partnership’s ability to continue as a going concern and to pursue future growth opportunities. Among other metrics, the Partnership monitors capital using a total indebtedness to total assets ratio (Note 6), which is defined under certain of the Partnership’s credit facilities as total debt and derivative financial instruments divided by total assets. The total indebtedness to total assets ratio is as follows:

	As of
	December 31,
	2019	2020
Derivative financial instruments—current asset	(372)	—
Borrowings—current liability	109,822	104,908
Borrowings—non-current liability	1,236,202	1,180,635
Lease liabilities—current portion	472	332
Lease liabilities —non-current portion	414	112
Derivative financial instruments—current liability	2,607	8,185
Derivative financial instruments—non-current liability	6,688	12,152
Total indebtedness	1,355,833	1,306,324
Total assets	2,396,944	2,333,048
Total indebtedness/total assets	56.6%	56.0%